Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Significant Related Party Transactions

For the years ended December 31, 2020, 2021 and 2022, the significant related party transactions and balances were as follows:

	Year Ended December 31
	2020	2021	2022
		(US$)
Rental fee charged by a related party	202	216	207
Consideration to a related party for Netless acquisition	1,300	—	—